PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 7,305,570	$ 1,103,594	¥ 6,172,460
Less: Accumulated depreciation	(4,134,461)	(624,560)	(3,404,490)
Property and equipment, net	3,171,109	479,034	2,767,970
Construction in progress	11,779,784	1,779,477	0
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	4,456,156	673,156	4,116,847
Office equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,239,914	187,304	1,139,587
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 1,609,500	$ 243,134	¥ 916,026